Loans and advances to customers - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 949,583	€ 903,646	€ 861,432
Loans and receivables
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	10,863	7,407	12,382
Reversal of impairment loss recognised in profit or loss	1,459	1,383	1,221
Customers
Loans And Advances To Customers Table [Line Items]
Losses on renegotiation or contractual modification	630	0	139
Securitized loans and loans and advances to customers
Loans And Advances To Customers Table [Line Items]
Recognised assets representing continuing involvement in fully derecognised loans	13,711	14,141	13,999
Financial instruments credit-impaired | Loans and receivables
Loans And Advances To Customers Table [Line Items]
Written-off assets	43,675	40,585	39,087
Financial instruments purchased credit impaired
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	322	420	497
Financial instruments purchased credit impaired | Business combinations carried out
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	271
Without considering the Public Administration
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	1,031,523	916,911	942,249
Without considering the Public Administration | Financial instruments not credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	998,689	939,645	886,118
Spain
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 212,593	214,761	214,442
A | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	1.00%
AAA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	3.60%
AA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	17.00%
BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	70.80%
Below BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	6.80%
No Rating | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	0.80%
Gross carrying amount | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ 32,888
Gross carrying amount | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	12,467	10,263	10,779
Gross carrying amount | A | Spain | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	14,698	14,131	12,104
Accumulated impairment | Debt securities
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	16	28	79
Reversal of impairment loss recognised in profit or loss	14	€ 21	€ 12
Accumulated impairment | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ (13,931)